Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus
Performance
This is required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K.
The following table shows the total compensation for the Company’s President (“President”) our Principal Executive Officer (“PEO”) and other Named Executive Officers (“NEO”) as set forth in the Summary Compensation Table, the compensation “actually paid” (“CAP”) to the NEOs, the Company’s total shareholder return (“TSR”), and our net income (loss) for the fiscal years ended September 30, 2024 and 2023:

Fiscal Year	Summary Compensation Table Total For PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on TSR ($)(3)	Net Income (Loss)($)
2024	959,319	950,000	491,097	483,333	153.61	14,558,000
2023	959,319	950,000	499,292	490,833	144.48	14,666,000
2022	1,109,171	1,097,685	420,806	412,853	80.81	(372,000)

(1)	For fiscal years 2022, 2023 and 2024, the Company’s PEO was Mr. Marc Elliott.
(2)	For fiscal years 2022, 2023 and 2024, the Company’s Non-PEO NEOs were Messrs. EJ Elliott, Dennis Hunt, and Eric Mellen.
(3)
TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(4)	SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance Table above.

Named Executive Officers, Footnote	For fiscal years 2022, 2023 and 2024, the Company’s Non-PEO NEOs were Messrs. EJ Elliott, Dennis Hunt, and Eric Mellen.
PEO Total Compensation Amount	$ 959,319	$ 959,319	$ 1,109,171
PEO Actually Paid Compensation Amount	950,000	950,000	1,097,685
Non-PEO NEO Average Total Compensation Amount	491,097	499,292	420,806
Non-PEO NEO Average Compensation Actually Paid Amount	483,333	490,833	412,853
Total Shareholder Return Amount	153.61	144.48	80.81
Net Income (Loss)	14,558,000	$ 14,666,000	$ (372,000)
Equity Awards (from Summary Compensation Table)	$ 0
PEO
Pay vs Performance Disclosure
PEO Name	Mr. Marc Elliott